Financial risk management - Summary of assets and liabilities that are measured at fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	€ 1,627	€ 2,710
Other non-current assets
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,627	2,710
Level 1 of fair value hierarchy | Other non-current assets
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,034	1,054
Level 3 of fair value hierarchy | Other non-current assets
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	593	1,656
Other current liabilities
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	273	1,223
Other current liabilities | Level 1 of fair value hierarchy
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	177	791
Other current liabilities | Level 3 of fair value hierarchy
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	€ 96	€ 432